INVENTORIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Inventory Disclosure [Abstract]
Inventory write-off	$ 748	$ 2,311
Outstanding inventory purchase orders	$ 21,814